SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

December 19, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Total Factor Fund, a series of BlackRock FundsSM

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus of BlackRock Total Factor Fund (the “Fund”), dated November 28, 2018, as filed pursuant to Rule 497(c) under the Securities Act of 1933 on December 3, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5448.

Very truly yours,

/s/ Toi K. Carrion
Toi K. Carrion

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.